Other income, net (Tables)	12 Months Ended
Dec. 31, 2024
Component of Operating Income [Abstract]
Other income, net

	For the year ended December 31,
	2022	2023	2024
	(in thousands)

Government grants (Note a)	29,799	13,201	7,891
Interest expense and guarantee fee	(73)	(62)	(56)
Unrealized change in fair value of investments	—	174	(60)
Realized change in fair value of investments	—	—	740
Others	—	(122)	(223)

	29,726	13,191	8,292